Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 65.1%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	5,174,850	$129,589,111
TOTAL EXCHANGE-TRADED FUND (Cost $129,919,087)		129,589,111

SHORT-TERM INVESTMENT — 9.9%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.430% (D)	19,800,000	19,800,000
TOTAL SHORT-TERM INVESTMENT (Cost $19,800,000)		19,800,000

TOTAL INVESTMENTS — 75.0% (Cost $149,719,087)		149,389,111
OTHER ASSETS LESS LIABILITIES – 25.0%		49,767,769
NET ASSETS - 100%		$199,156,880

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	1,099	Dec-2025	$40,509,703	$39,904,690	$(605,013)
CA Carbon Allowance Vintage ^	259	Dec-2026	10,051,536	9,997,400	(54,136)
ICE ECX Emission ^	1,463	Dec-2025	108,666,795	110,590,026	3,014,109
ICE ECX Emission ^	129	Dec-2026	9,854,382	10,030,454	274,487
RGGI Vintage ^	421	Dec-2025	9,880,466	10,592,360	711,895
UK Emission Allowance ^	202	Dec-2025	9,928,508	9,102,358	(762,403)
WA Carbon Allowance Vintage ^	166	Dec-2025	10,100,187	9,163,200	(936,987)
			$198,991,577	$199,380,488	$1,641,952

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of December 31, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of December 31, 2024.

Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares Global Carbon Strategy ETF

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$157,074,275	$(27,110,708)	$(329,976)	$(44,480)	$129,589,111	$2,757,345	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-020-0800

Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares European Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 44.5%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	153,100	$3,833,946
TOTAL EXCHANGE-TRADED FUND (Cost $3,843,916)		3,833,946

SHORT-TERM INVESTMENT — 31.9%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.430% (D)	2,755,837	2,755,837
TOTAL SHORT-TERM INVESTMENT (Cost $2,755,837)		2,755,837

TOTAL INVESTMENTS — 76.4% (Cost $6,599,753)		6,589,783
OTHER ASSETS LESS LIABILITIES – 23.6%		2,040,074
NET ASSETS - 100%		$8,629,857

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission ^	114	Dec-2025	$8,468,485	$8,617,405	$233,371

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of December 31, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of December 31, 2024.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$3,843,917	$—	$(9,971)	$—	$3,833,946	$71,522	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-029-0700

Consolidated Schedule of Investments (Unaudited) December 31, 2024

KraneShares California Carbon Allowance Strategy ETF

	Shares	Value
EXCHANGE-TRADED FUND — 72.8%
KraneShares Sustainable Ultra Short Duration Index ETF (A)(B)(C)	3,481,600	$87,186,575
TOTAL EXCHANGE-TRADED FUND (Cost $87,371,004)		87,186,575

SHORT-TERM INVESTMENT — 6.7%
State Street Institutional U.S. Government Money Market Fund, GVMXX, Cl Premier, 4.430% (D)	8,000,000	8,000,000
TOTAL SHORT-TERM INVESTMENT (Cost $8,000,000)		8,000,000

TOTAL INVESTMENTS — 79.5% (Cost $95,371,004)		95,186,575
OTHER ASSETS LESS LIABILITIES – 20.5%		24,574,356
NET ASSETS - 100%		$119,760,931

A list of the open futures contracts held by the Fund at December 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance ^	3,291	Dec-2025	$118,500,805	$119,496,210	$995,405

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of December 31, 2024.
(A)	For financial information on the KraneShares Sustainable Ultra Short Duration Index ETF, please go to the Fund’s website at https://kraneshares.com/kcsh/.
(B)	Security pledged as collateral on futures contracts.
(C)	Affiliated Investment.
(D)	The rate shown is the 7-day effective yield as of December 31, 2024.

Transactions with affiliated companies during the period ended December 31, 2024 are as follows:

Value as of 3/31/2024	Purchases at Cost	Proceeds from Sale	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value as of 12/31/2024	Dividend Income	Capital Gain Distributions
KraneShares Sustainable Ultra Short Duration Index ETF
$—	$138,489,245	$(51,073,160)	$(184,429)	$(45,081)	$87,186,575	$2,234,292	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

KRS-QH-030-0700

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK — 99.5% ‡
CANADA — 6.2%
Consumer Staples — 3.4%
Loblaw	691	$90,889

Industrials — 2.8%
Stantec	928	72,771

TOTAL CANADA		163,660

CHINA — 2.4%
Consumer Discretionary — 2.4%
Yum China Holdings	1,329	64,018
TOTAL CHINA		64,018

DENMARK — 5.5%
Industrials — 2.8%
Svitzer Group *	1,645	51,212
Vestas Wind Systems *	1,598	21,764
		72,976
Materials — 2.7%
Novonesis (Novozymes) B, Cl B	1,269	71,841

TOTAL DENMARK		144,817

FAROE ISLANDS — 1.6%
Consumer Staples — 1.6%
Bakkafrost	758	42,314
TOTAL FAROE ISLANDS		42,314

FINLAND — 1.8%
Industrials — 1.8%
Konecranes	756	47,909
TOTAL FINLAND		47,909

FRANCE — 10.0%
Consumer Discretionary — 2.4%
Sodexo	768	63,263

Industrials — 5.9%
Bureau Veritas	2,789	84,734
Cie de Saint-Gobain	807	71,615
		156,349
Information Technology — 1.7%
Capgemini	273	44,707

TOTAL FRANCE		264,319

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
ITALY — 1.8%
Industrials — 1.8%
Prysmian	742	$47,376
TOTAL ITALY		47,376

JAPAN — 1.3%
Materials — 1.3%
Shin-Etsu Chemical	1,000	33,698
TOTAL JAPAN		33,698

LUXEMBOURG — 2.3%
Health Care — 2.3%
Eurofins Scientific	1,178	60,149
TOTAL LUXEMBOURG		60,149

MEXICO — 2.3%
Consumer Staples — 2.3%
Arca Continental	7,200	59,743
TOTAL MEXICO		59,743

PORTUGAL — 2.9%
Consumer Staples — 2.9%
Jeronimo Martins	4,043	77,241
TOTAL PORTUGAL		77,241

SPAIN — 2.2%
Consumer Discretionary — 2.2%
Industria de Diseno Textil	1,117	57,416
TOTAL SPAIN		57,416

SWEDEN — 1.7%
Industrials — 1.7%
Alfa Laval	1,070	44,798
TOTAL SWEDEN		44,798

SWITZERLAND — 3.5%
Industrials — 1.1%
Accelleron Industries	575	29,630

Materials — 2.4%
DSM-Firmenich	628	63,547

TOTAL SWITZERLAND		93,177

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
THAILAND — 1.2%
Consumer Staples — 1.2%
Thai Union Group	82,500	$31,456
TOTAL THAILAND		31,456

UNITED KINGDOM — 6.5%
Consumer Staples — 1.9%
Reckitt Benckiser Group PLC	840	50,844

Energy — 1.2%
Subsea 7	1,914	30,351

Utilities — 3.4%
SSE PLC	4,432	89,032

TOTAL UNITED KINGDOM		170,227

UNITED STATES — 46.3%
Consumer Discretionary — 3.7%
Amazon.com *	440	96,532

Consumer Staples — 3.4%
Albertsons, Cl A	2,394	47,018
BJ’s Wholesale Club Holdings *	487	43,514
		90,532
Health Care — 2.3%
Agilent Technologies	451	60,587

Industrials — 22.2%
Advanced Drainage Systems	644	74,447
Chart Industries *	338	64,504
Nordson	273	57,123
Republic Services, Cl A	423	85,099
Tetra Tech	1,874	74,660
Veralto	791	80,563
Waste Management	537	108,361
Xylem	342	39,679
		584,436
Information Technology — 7.3%
Teledyne Technologies *	198	91,898
Trimble *	1,410	99,630
		191,528
Materials — 4.8%
Crown Holdings	1,150	95,093

Schedule of Investments (Unaudited) December 31, 2024

KraneShares Rockefeller℠ Ocean Engagement ETF

	Shares	Value
COMMON STOCK (continued)
Materials (continued)
Sealed Air	971	$32,849
		127,942
Utilities — 2.6%
American Water Works	551	68,594

TOTAL UNITED STATES		1,220,151
TOTAL COMMON STOCK (Cost $2,490,780)		2,622,469

TOTAL INVESTMENTS — 99.5% (Cost $2,490,780)		2,622,469
OTHER ASSETS LESS LIABILITIES – 0.5%		12,752
NET ASSETS - 100%		$2,635,221

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

See “Glossary” for abbreviations.

KRS-QH-040-0300

Consolidated Schedules of Investments/Schedule of Investments (Unaudited) December 31, 2024

Glossary (abbreviations used in preceding Consolidated Schedules of Investments/Schedule of Investments):

Fund Abbreviations

CA — California

Cl — Class

ECX — European Climate Exchange

ICE — Intercontinental Exchange

PLC — Public Limited Company

RGGI — Regional Green House Initiative

UK — United Kingdom

WA — Washington